Nature of Business and Organization	12 Months Ended
Mar. 31, 2024
Nature of Business and Organization [Abstract]
NATURE OF BUSINESS AND ORGANIZATION

Note 1 — NATURE OF BUSINESS AND ORGANIZATION

Raytech Holding Limited (the “Company” or “Raytech”) is a holding company incorporated on June 24, 2022 under the British Virgin Islands (“BVI”) law. The Company has no substantial operations other than holding all of the outstanding share capital of Pure Beauty Manufacturing Company Limited (“Pure Beauty”), a Hong Kong Company incorporated on April 15, 2013. The Company, through Pure Beauty, is engaged in the sourcing and wholesaling of personal care and lifestyle electrical appliances for international brand owners as our customers. The Company’s headquarter is located in Hong Kong, China. All of the Company’s business activities are carried out by Pure Beauty.

In August 2022 completed a reorganization of Pure Beauty under common control of its then existing shareholders, who collectively owned all of the equity interests of Raytech prior to the reorganization. Raytech and Pure Beauty are under common control which results in the consolidation of Pure Beauty at carrying value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of Raytech.

The consolidated financial statements reflect the activities of each of the following entities:

Name	Background	Ownership	Principal activities
Raytech Holding Limited (“Raytech”)	● A BVI company ● Incorporated on June 24, 2022	-	Investment holding

Pure Beauty Manufacturing Company Limited (“Pure Beauty”)	● A Hong Kong company ● Incorporated on April 15, 2013	100% owned by Raytech	Engaged in the sourcing and wholesaling of personal care electrical appliances